UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22983

Investment Company Act File Number

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate NextShares

Eaton Vance

Floating-Rate NextShares

January 31, 2019 (Unaudited)

Eaton Vance Floating-Rate NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust II, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $5,148,736 and the Fund owned less than 0.05% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 89.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.3%
DAE Aviation Holdings, Inc.
Term Loan, Maturing January 23, 2026(2)		3,269	$3,260,038
Term Loan, Maturing January 23, 2026(2)		6,081	6,063,670
IAP Worldwide Services, Inc.
Revolving Loan, 1.51%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(3)		5,347	5,314,474
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(4)		7,065	5,644,285
TransDigm, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		59,051	57,853,908
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		28,108	27,479,943
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		8,196	8,008,678
Wesco Aircraft Hardware Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		11,538	11,364,437
WP CPP Holdings, LLC
Term Loan, 6.51%, (USD LIBOR + 3.75%), Maturing April 30, 2025(5)		7,805	7,707,870

			$132,697,303

Automotive — 2.1%
American Axle and Manufacturing, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		37,952	$36,702,553
Apro, LLC
Term Loan, 6.59%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,883	2,850,834
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		3,644	3,600,977
Chassix, Inc.
Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(5)		9,039	8,948,313
CS Intermediate Holdco 2, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		5,163	5,020,606
Dayco Products, LLC
Term Loan, 6.96%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,484	11,225,932
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	5,650	6,388,168
Term Loan, 5.33%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		3,342	3,268,527
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		11,217	10,880,490
Horizon Global Corporation
Term Loan, 8.80%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		8,223	7,996,943
L&W, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,428	9,356,918

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tenneco, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		38,075	$37,305,580
Thor Industries, Inc.
Term Loan, Maturing November 3, 2025(2)		21,025	20,210,281
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,764	8,789,681
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		17,703	17,157,131
Tower Automotive Holdings USA, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		15,074	14,489,744
Visteon Corporation
Term Loan, 4.28%, (USD LIBOR + 1.75%), Maturing March 25, 2024(5)		2,217	2,167,223

			$206,359,901

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,552	$5,463,651
Arterra Wines Canada, Inc.
Term Loan, 5.54%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,118	4,054,130
Flavors Holdings, Inc.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		13,613	12,659,659
Term Loan - Second Lien, 12.80%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,415,000

			$24,592,440

Brokerage/Securities Dealers/Investment Houses — 0.3%
Advisor Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		7,057	$7,022,026
Aretec Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		14,225	14,033,844
OZ Management L.P.
Term Loan, 7.31%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		6,040	6,024,900
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.24%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,781,000

			$30,861,770

Building and Development — 2.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		28,052	$27,408,787
Brookfield Property REIT, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		11,147	10,679,287
Capital Automotive L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,781	4,655,040
Core & Main L.P.
Term Loan, 5.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		11,132	11,016,335
CPG International, Inc.
Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		15,380	14,893,198
DTZ U.S. Borrower, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		59,675	58,705,712
Henry Company, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		10,162	9,996,583

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NCI Building Systems, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		9,775	$9,353,873
Quikrete Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		38,680	37,587,915
RE/MAX International, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,369	21,048,619
Realogy Group, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,795	10,518,153
Summit Materials Companies I, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,537	2,474,765
Werner FinCo L.P.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,350	8,078,630
WireCo WorldGroup, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		7,849	7,829,714

			$234,246,611

Business Equipment and Services — 8.2%
Acosta Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		8,759	$4,185,468
Adtalem Global Education, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,527	4,504,614
Aimbridge Acquisition Co., Inc.
Term Loan, Maturing February 1, 2026(2)		3,050	3,046,188
AlixPartners, LLP
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		29,004	28,713,626
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	16,241	18,537,634
AppLovin Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		18,700	18,723,375
ASGN Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,481	5,422,997
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	9,325	10,715,412
Bracket Intermediate Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		10,973	10,780,481
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.96%, (USD LIBOR + 4.25%), Maturing June 21, 2024(5)		5,935	5,718,011
Camelot UK Holdco Limited
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		18,993	18,874,743
Cast and Crew Payroll, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 27, 2024		6,711	6,713,550
Ceridian HCM Holding, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		17,606	17,444,482
Change Healthcare Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		70,385	69,040,100
Crossmark Holdings, Inc.
DIP Loan, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing April 15, 2019		3,003	3,007,140
Term Loan, 0.00%, Maturing December 20, 2019(6)		35,294	9,323,488

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024		23,915	$23,444,159
Duff & Phelps Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		13,969	13,519,368
EAB Global, Inc.
Term Loan, 6.41%, (USD LIBOR + 3.75%), Maturing November 15, 2024(5)		14,491	14,092,011
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(3)(4)(6)		10,413	1,964,928
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		4,614	870,597
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		10,387	0
EIG Investors Corp.
Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing February 9, 2023(5)		53,744	53,051,576
Extreme Reach, Inc.
Term Loan, 8.75%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		8,568	8,482,709
First Data Corporation
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		24,625	24,557,032
Garda World Security Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		20,447	20,191,071
Term Loan, 6.50%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	14,256	10,632,734
Gartner, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.50%), Maturing March 20, 2022		2,738	2,720,322
Global Payments, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		3,549	3,496,165
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2025		6,000	5,890,314
IG Investment Holdings, LLC
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing May 23, 2025(5)		32,543	32,176,688
Information Resources, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		19,800	19,503,000
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, (3 mo. EURIBOR + 3.25%, Floor 1.00%), Maturing November 21, 2024	EUR	4,340	4,725,653
Iron Mountain, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,950	9,632,543
J.D. Power and Associates
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		13,054	12,858,584
KAR Auction Services, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		11,110	11,037,386
Kronos Incorporated
Term Loan, 5.54%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		66,792	65,651,318
Monitronics International, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		20,582	18,122,688
PGX Holdings, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		10,193	9,988,867
Ping Identity Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		6,244	6,181,189
Pre-Paid Legal Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025		5,092	5,050,751
Prime Security Services Borrower, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		12,215	12,064,053

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Red Ventures, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		16,939	$16,804,878
ServiceMaster Company
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		12,717	12,674,395
SMG Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		2,680	2,627,830
Solera, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		27,194	26,704,044
Spin Holdco, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		45,275	44,369,959
Tempo Acquisition, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		5,168	5,084,179
Trans Union, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		10,254	10,146,293
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,199	5,140,388
Vestcom Parent Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		12,959	12,667,457
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,536	1,489,536
West Corporation
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,930	3,589,627
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		15,896	14,650,291
Worldpay, LLC
Term Loan, 4.22%, (USD LIBOR + 1.75%), Maturing August 9, 2024(5)		20,718	20,625,205
ZPG PLC
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 30, 2025	EUR	4,975	5,680,147
Term Loan, 5.48%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	8,675	11,264,342

			$818,175,586

Cable and Satellite Television — 4.3%
Altice France S.A.
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		4,988	$4,714,744
Charter Communications Operating, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		34,351	33,951,749
CSC Holdings, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,288	33,312,435
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		13,075	12,611,923
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		17,302	16,901,671
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,828	10,908,247
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		22,974	21,327,831
Term Loan, 6.20%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,577	4,296,496
Radiate Holdco, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		12,577	12,222,308
Telenet Financing USD, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		28,900	28,221,370
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	18,000	20,541,272

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Unitymedia Finance, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing September 30, 2025		1,500	$1,478,063
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		18,775	18,489,470
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	18,000	20,658,584
UPC Financing Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		27,535	27,159,019
Virgin Media Bristol, LLC
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	77,822,851
Virgin Media Investment Holdings Limited
Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	11,925	15,480,753
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	25,910,710
Ziggo Secured Finance Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		48,481	47,007,649

			$433,017,145

Chemicals and Plastics — 4.1%
Alpha 3 B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		11,605	$11,265,789
Aruba Investments, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,805	3,757,703
Ashland, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		6,230	6,195,081
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		42,396	41,710,062
Caldic B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	567,114
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,701,341
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	6,425	7,347,663
Emerald Performance Materials, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		6,252	6,217,118
Term Loan - Second Lien, 10.25%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		5,000	4,950,000
Ferro Corporation
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,805	3,763,368
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,887	3,845,181
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,163	9,063,254
Flint Group GmbH
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		2,734	2,552,505
Flint Group US, LLC
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		16,536	15,440,565
Gemini HDPE, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,883	9,771,786
H.B. Fuller Company
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,537	22,189,398
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	28,871	32,683,820

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	3,855	$4,419,407
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		9,650	9,547,641
Messer Industries GmbH
Term Loan, Maturing October 1, 2025(2)	EUR	4,275	4,897,239
Term Loan, Maturing October 1, 2025(2)		26,300	25,774,000
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		6,436	6,323,543
Platform Specialty Products Corporation
Term Loan, Maturing November 14, 2025(2)		8,400	8,331,750
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(5)		4,169	3,975,707
Polar US Borrower, LLC
Term Loan, 7.54%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		11,375	11,289,687
PQ Corporation
Term Loan, 5.24%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		30,242	29,533,076
Proampac PG Borrower, LLC
Term Loan, 6.10%, (USD LIBOR + 3.50%), Maturing November 18, 2023(5)		8,462	8,250,670
Sonneborn Refined Products B.V.
Term Loan, 8.25%, (3 mo. USD Prime + 2.75%), Maturing December 10, 2020		914	912,085
Sonneborn, LLC
Term Loan, 8.25%, (3 mo. USD Prime + 2.75%), Maturing December 10, 2020		5,181	5,168,463
Spectrum Holdings III Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		4,811	4,615,459
Starfruit Finco B.V.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	5,425	6,222,822
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		22,725	22,281,862
Tata Chemicals North America, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	5,611,221
Trinseo Materials Operating S.C.A.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		4,065	3,969,285
Tronox Blocked Borrower, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		9,382	9,272,588
Tronox Finance, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		21,651	21,398,279
Univar, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		22,626	22,215,546
Venator Materials Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,271	4,212,105
Versum Materials, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		3,249	3,248,683

			$404,492,866

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		6,483	$6,292,585

			$6,292,585

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,807	$2,786,196
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	6,373,789

			$9,159,985

Containers and Glass Products — 2.6%
Anchor Glass Container Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		5,562	$4,505,160
Berlin Packaging, LLC
Term Loan, 5.55%, (USD LIBOR + 3.00%), Maturing November 7, 2025(5)		9,619	9,281,932
Berry Global, Inc.
Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing January 6, 2021		1,000	996,250
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		14,319	14,135,156
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,369	7,288,482
BWAY Holding Company
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		23,004	22,256,343
Consolidated Container Company, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		6,231	6,091,115
Flex Acquisition Company, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,476	40,344,316
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,487	17,060,876
Libbey Glass, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,317	9,930,517
Pelican Products, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		7,040	6,907,632
Reynolds Group Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		58,391	57,681,449
Ring Container Technologies Group, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		11,200	10,976,245
Trident TPI Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		18,252	17,772,815
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	26,357	30,010,887
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	6,850	7,808,384

			$263,047,559

Cosmetics/Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		25,180	$23,912,796

			$23,912,796

Drugs — 3.3%
Albany Molecular Research, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		15,331	$14,894,956
Alkermes, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		19,027	18,789,168

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Amneal Pharmaceuticals, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		30,088	$29,887,321
Arbor Pharmaceuticals, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		29,168	25,084,897
Bausch Health Companies, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		65,524	64,934,950
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		37,720	37,436,681
Horizon Pharma, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		19,181	19,121,519
Jaguar Holding Company II
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		67,755	66,583,577
Mallinckrodt International Finance S.A.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		23,991	22,411,966
Term Loan, 5.62%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		10,171	9,573,086
PharMerica Corporation
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		11,620	11,600,980
Term Loan - Second Lien, 10.26%, (1 mo. USD LIBOR + 7.75%), Maturing December 5, 2025		4,650	4,626,750

			$324,945,851

Ecological Services and Equipment — 0.6%
Advanced Disposal Services, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		23,800	$23,603,443
EnergySolutions, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		16,716	14,626,500
GFL Environmental, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		17,815	17,219,114

			$55,449,057

Electronics/Electrical — 11.2%
Almonde, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		34,783	$33,489,401
Applied Systems, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		37,090	36,336,690
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,279	3,286,816
Aptean, Inc.
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		9,850	9,788,907
Term Loan - Second Lien, 12.31%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,335	4,338,611
Avast Software B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		14,597	14,460,523
Barracuda Networks, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		12,690	12,499,542
Blackhawk Network Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		2,874	2,832,301
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,450	3,970,259
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		37,350	36,537,227

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Campaign Monitor Finance Pty. Limited
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		12,965	$11,152,227
Celestica, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,701	4,583,841
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		4,425	4,364,156
Cohu, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		10,499	10,367,454
CommScope, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		4,600	4,586,930
CPI International, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		11,269	11,064,693
Cypress Semiconductor Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		10,886	10,790,491
DigiCert, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		20,771	20,407,145
Electro Rent Corporation
Term Loan, 7.78%, (USD LIBOR + 5.00%), Maturing January 31, 2024(5)		13,785	13,750,537
Energizer Holdings, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 20, 2025		6,525	6,488,297
Entegris, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		2,850	2,830,406
Epicor Software Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		16,598	16,278,744
Exact Merger Sub, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,987	6,960,363
EXC Holdings III Corp.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		5,420	5,359,137
Flexera Software, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		11,266	11,139,664
GlobalLogic Holdings, Inc.
Term Loan, 1.63%, Maturing August 1, 2025(3)		450	446,051
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		3,142	3,114,553
Go Daddy Operating Company, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		58,758	58,127,992
GTCR Valor Companies, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,963	3,367,564
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		25,243	24,769,633
Hyland Software, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		41,826	41,313,757
Infoblox, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,408	17,413,359
Infor (US), Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		84,472	84,066,980
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	1,008	1,157,891
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		40,309	40,245,718
Lattice Semiconductor Corporation
Term Loan, 6.76%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		3,717	3,726,577

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MA FinanceCo., LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		40,352	$39,695,982
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,880	5,701,199
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,364	18,541,403
Marcel LUX IV S.a.r.l.
Term Loan, Maturing September 26, 2025(2)	EUR	2,650	3,023,710
Term Loan, Maturing September 26, 2025(2)		3,250	3,205,313
Microchip Technology Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		27,537	27,146,724
MKS Instruments, Inc.
Term Loan, Maturing January 18, 2026(2)		4,025	4,020,597
MTS Systems Corporation
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		848	837,799
Prometric Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,350	3,299,442
Renaissance Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		17,353	16,731,069
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,011,875
Seattle Spinco, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		39,709	38,501,605
SGS Cayman L.P.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,126	1,066,733
SkillSoft Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		61,271	50,204,328
SolarWinds Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		27,222	26,665,790
Southwire Company
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025		4,846	4,772,953
Sparta Systems, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024		3,456	3,084,703
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		19,361	19,004,552
SS&C Technologies, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		2,768	2,720,351
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		50,336	49,409,576
SurveyMonkey, Inc.
Term Loan, 6.17%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		13,486	13,284,100
Sutherland Global Services, Inc.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		4,837	4,582,630
Tibco Software, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		24,725	24,595,626
TriTech Software Systems
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		10,300	10,052,161
TTM Technologies, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		3,306	3,222,973

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Uber Technologies
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		49,652	$49,139,788
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		30,459	30,306,551
Ultra Clean Holdings, Inc.
Term Loan, 7.01%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		11,130	10,851,750
VeriFone Systems, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		11,471	11,234,655
Veritas Bermuda, Ltd.
Term Loan, 7.07%, (USD LIBOR + 4.50%), Maturing January 27, 2023(5)		24,183	21,245,011
Vero Parent, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		18,121	18,121,084
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (1 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,544	7,378,255
Term Loan, 5.63%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,713	7,327,315
Western Digital Corporation
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		11,435	11,181,004

			$1,117,583,044

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		66,745	$66,194,617
Delos Finance S.a.r.l.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		1,000	999,554
IBC Capital Limited
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		6,948	6,713,022

			$73,907,193

Financial Intermediaries — 3.0%
Citco Funding, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		33,465	$33,088,519
Clipper Acquisitions Corp.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		13,167	12,969,495
Ditech Holding Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		34,065	23,062,316
Donnelley Financial Solutions, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		2,237	2,209,179
EIG Management Company, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		3,002	2,996,683
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	1,362	1,561,077
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	7,938	9,099,496
Focus Financial Partners, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		19,869	19,637,080
Fortress Investment Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		11,203	11,099,225
Franklin Square Holdings L.P.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,509	6,467,846

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Freedom Mortgage Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		34,971	$34,883,207
Greenhill & Co., Inc.
Term Loan, 6.47%, (3 mo. USD LIBOR + 3.75%), Maturing October 12, 2022		11,883	11,867,959
GreenSky Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		15,806	15,647,507
Guggenheim Partners, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		36,857	36,741,799
Harbourvest Partners, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		15,426	15,156,023
Jefferies Finance, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		1,975	1,942,906
LPL Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		16,317	16,194,785
MIP Delaware, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,554	1,545,853
Ocwen Financial Corporation
Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		2,781	2,750,164
Sesac Holdco II, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		10,402	10,089,803
StepStone Group L.P.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,923	6,914,034
Victory Capital Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		3,942	3,930,104
Virtus Investment Partners, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		7,020	6,971,619
Walker & Dunlop, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		12,300	12,207,743

			$299,034,422

Food Products — 3.5%
Alphabet Holding Company, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		36,465	$33,289,298
Badger Buyer Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		5,017	4,903,653
CHG PPC Parent, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		8,681	8,518,599
Del Monte Foods, Inc.
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,314	21,687,349
Dole Food Company, Inc.
Term Loan, 5.26%, (USD LIBOR + 2.75%), Maturing April 6, 2024(5)		19,715	19,098,961
Froneri International PLC
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing January 31, 2025	EUR	19,850	22,793,074
Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 31, 2025	GBP	12,010	15,758,807
Hearthside Food Solutions, LLC
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		10,303	9,942,384
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,750	5,599,062

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
High Liner Foods Incorporated
Term Loan, 6.04%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	$12,889,937
HLF Financing S.a.r.l.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		16,309	16,247,966
Jacobs Douwe Egberts International B.V.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		29,951	29,707,074
JBS USA Lux S.A.
Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing October 30, 2022(5)		91,968	91,163,541
Nomad Foods Europe Midco Limited
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		16,909	16,512,199
Post Holdings, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		6,676	6,609,592
Refresco Group B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,843,627
Term Loan, 4.89%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	1,500	1,940,961
Restaurant Technologies, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		9,350	9,317,855
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	6,670,154

			$347,494,093

Food Service — 1.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		79,691	$78,455,512
Aramark Services, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		9,606	9,554,386
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,438	7,121,526
Dhanani Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		7,288	7,133,497
IRB Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		25,497	24,910,773
KFC Holding Co.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		6,712	6,664,950
NPC International, Inc.
Term Loan, 6.05%, (USD LIBOR + 3.50%), Maturing April 19, 2024(5)		6,691	6,423,216
TKC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023		4,602	4,465,052
US Foods, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		12,298	12,122,508
Welbilt, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		8,227	8,051,794

			$164,903,214

Food/Drug Retailers — 0.9%
Albertsons, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		5,075	$5,023,478
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		46,780	46,128,703
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		12,505	12,244,741

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Diplomat Pharmacy, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,313	$5,301,933
Holland & Barrett International
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,003,188
Term Loan, 6.16%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	11,175	13,525,768

			$87,227,811

Health Care — 8.8%
Acadia Healthcare Company, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,046	$3,016,841
ADMI Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		22,661	22,406,187
Agiliti Health, Inc.
Term Loan, 1.50%, Maturing January 4, 2026(3)		5,750	5,735,625
Akorn, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		17,825	14,527,509
Alliance Healthcare Services, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		11,445	11,359,162
Term Loan - Second Lien, 12.50%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,533,188
Argon Medical Devices, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,096	7,025,411
Athletico Management, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		4,900	4,844,875
Auris Luxembourg III S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 17, 2022	EUR	2,481	2,749,156
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		2,939	2,931,739
Avantor, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		17,324	17,310,654
BioClinica, Inc.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,687	9,725,258
BW NHHC Holdco, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,741	11,506,180
Carestream Dental Equipment, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,127	5,882,352
CHG Healthcare Services, Inc.
Term Loan, 5.66%, (USD LIBOR + 3.00%), Maturing June 7, 2023(5)		36,550	36,207,357
Community Health Systems, Inc.
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		6,820	6,717,176
Concentra, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		10,800	10,705,550
CPI Holdco, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		11,247	10,994,416
CryoLife, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,519	5,502,002
CTC AcquiCo GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	11,928	13,524,668
DJO Finance, LLC
Term Loan, 5.83%, (USD LIBOR + 3.25%), Maturing June 8, 2020(5)		22,817	22,788,351

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	$9,754,771
Envision Healthcare Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		57,850	54,639,325
Equian, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		9,138	8,943,370
Gentiva Health Services, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		23,995	23,874,753
GHX Ultimate Parent Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		10,397	10,182,779
Greatbatch Ltd.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		10,259	10,186,183
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		42,798	42,320,359
Hanger, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		12,059	11,998,581
Indivior Finance S.a.r.l.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		8,413	8,287,092
Inovalon Holdings, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		16,099	15,948,060
IQVIA, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		9,675	9,622,498
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		9,524	9,455,088
Kinetic Concepts, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		27,432	27,303,648
KUEHG Corp.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		36,409	35,741,870
Term Loan - Second Lien, 11.05%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		4,425	4,425,000
Medical Solutions, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024		8,386	8,354,804
MPH Acquisition Holdings, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		49,976	48,395,803
MX Holdings US, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2025		5,050	5,021,221
Navicure, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024		8,820	8,687,410
New Millennium Holdco, Inc.
Term Loan, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020		3,241	1,814,888
One Call Corporation
Term Loan, 7.76%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		20,597	18,125,133
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		49,223	47,582,127
Parexel International Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		21,553	20,479,660
Press Ganey Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023		9,098	8,961,363
Prospect Medical Holdings, Inc.
Term Loan, 8.06%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024		13,324	13,257,691

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
R1 RCM, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025		6,741	$6,690,567
Radiology Partners Holdings, LLC
Term Loan, Maturing June 21, 2025(2)		5,325	5,298,375
RadNet, Inc.
Term Loan, 6.55%, (USD LIBOR + 3.75%), Maturing June 30, 2023(5)		14,937	14,909,366
Select Medical Corporation
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		22,206	22,039,080
Sotera Health Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022		12,355	12,077,313
Sound Inpatient Physicians
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		2,629	2,596,403
Surgery Center Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		18,837	18,365,648
Syneos Health, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024		4,006	3,949,171
Team Health Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		36,377	32,830,570
Tecomet, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		8,594	8,497,440
U.S. Anesthesia Partners, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		21,308	21,068,598
Verscend Holding Corp.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		26,135	25,938,491
Viant Medical Holdings, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		5,711	5,691,054
Wink Holdco, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		5,247	5,074,285

			$879,383,495

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 6.20%, (USD LIBOR + 3.50%), Maturing June 30, 2024(5)		18,339	$13,823,097
Serta Simmons Bedding, LLC
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		56,404	48,366,473

			$62,189,570

Industrial Equipment — 3.9%
AI Alpine AT Bidco GmbH
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 31, 2025	EUR	5,500	$6,229,984
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025		2,875	2,774,375
Altra Industrial Motion Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		9,249	9,106,566
Apex Tool Group, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,209	26,257,071
Carlisle Foodservice Products, Inc.
Term Loan, 1.00%, Maturing March 20, 2025(3)		1,031	1,007,485
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		4,535	4,433,017

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clark Equipment Company
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		21,312	$20,992,668
CPM Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		4,050	3,991,781
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	3,000	3,438,706
Term Loan, 6.31%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		7,407	7,259,268
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,993	3,383,109
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,483	8,457,773
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		12,114	11,970,040
DXP Enterprises, Inc.
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,728	5,684,544
Engineered Machinery Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		9,488	9,120,176
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		3,600	3,555,000
EWT Holdings III Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		28,237	27,848,885
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,392	5,044,149
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		16,274	16,165,880
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,253	7,181,473
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		8,498	8,467,448
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,506	10,744,887
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		25,685	25,196,600
Hamilton Holdco, LLC
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		9,925	9,838,032
Hayward Industries, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,938	4,842,863
LTI Holdings, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,885	5,701,336
Milacron, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		21,989	21,631,122
Minimax GmbH & Co. KG
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,458	3,979,034
Paladin Brands Holding, Inc.
Term Loan, 8.31%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		13,602	13,499,834
Rexnord, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		11,276	11,181,718
Robertshaw US Holding Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		22,876	21,332,193
Shape Technologies Group, Inc.
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		9,875	9,727,244
Tank Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing March 17, 2022		9,565	9,433,374

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Titan Acquisition Limited
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,326	$34,373,004
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	16,437,680

			$390,288,319

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		22,563	$21,744,747
AmWINS Group, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		36,875	36,276,136
Asurion, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		24,026	23,706,098
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		28,310	27,913,338
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,239	2,207,128
Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		29,575	29,824,554
Financiere CEP SAS
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,725	6,389,012
FrontDoor, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		5,661	5,632,508
Hub International Ltd.
Term Loan, 5.51%, (USD LIBOR + 2.75%), Maturing April 25, 2025(5)		33,921	32,775,825
NFP Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		37,042	35,699,426
Sedgwick Claims Management Services, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		15,475	15,126,813
USI, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		33,542	32,262,900

			$269,558,485

Leisure Goods/Activities/Movies — 3.4%
AMC Entertainment Holdings, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		7,995	$7,880,411
Ancestry.com Operations, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,375	46,663,821
Bombardier Recreational Products, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		43,883	43,188,337
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing July 8, 2022(5)		8,379	7,997,675
ClubCorp Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		20,148	19,439,055
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	9,627	10,944,965
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		25,269	24,732,370
Delta 2 (LUX) S.a.r.l.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		30,135	29,080,530
Emerald Expositions Holding, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		18,792	18,322,260

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	8,800	$10,066,181
Lindblad Expeditions, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		485	480,212
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		1,940	1,936,612
Live Nation Entertainment, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		37,018	36,909,678
Match Group, Inc.
Term Loan, 5.09%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,116	7,084,494
Sabre GLBL, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		992	980,799
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		16,217	15,961,895
SRAM, LLC
Term Loan, 5.43%, (USD LIBOR + 2.75%), Maturing March 15, 2024(5)		21,370	20,995,793
Steinway Musical Instruments, Inc.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,801	9,604,919
Travel Leaders Group, LLC
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		11,343	11,293,374
UFC Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		15,445	15,356,250

			$338,919,631

Lodging and Casinos — 3.9%
Aristocrat Technologies, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		14,979	$14,742,342
Azelis Finance S.A.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	2,600	2,982,655
Boyd Gaming Corporation
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		4,600	4,552,834
Churchill Downs Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,465	3,440,457
CityCenter Holdings, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		37,231	36,672,633
Eldorado Resorts, LLC
Term Loan, 4.81%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		11,596	11,480,505
ESH Hospitality, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		15,432	15,198,105
Four Seasons Hotels Limited
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		6,763	6,681,724
Golden Nugget, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		30,991	30,550,992
GVC Holdings PLC
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	16,575	18,929,393
Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,500	9,795,492
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		12,506	12,396,077
Hanjin International Corp.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,547,594

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hilton Worldwide Finance, LLC
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		37,054	$36,701,848
Hospitality Investors Trust
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2019		5,100	5,080,110
Las Vegas Sands, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		17,042	16,771,130
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		28,956	28,551,758
Playa Resorts Holding B.V.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		28,012	27,077,895
Richmond UK Bidco Limited
Term Loan, 4.98%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,914	3,561,036
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,225	12,898,315
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		54,053	53,661,488
VICI Properties 1, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		25,293	24,874,276
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		9,377	9,237,803

			$391,386,462

Nonferrous Metals/Minerals — 0.7%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(4)(7)		571	$465,182
Dynacast International, LLC
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		13,262	13,013,543
Murray Energy Corporation
Term Loan, 9.75%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		21,981	18,656,511
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(6)		2,878	221,867
Oxbow Carbon, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		7,006	6,997,492
Term Loan - Second Lien, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,500	8,521,250
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	17,739,057

			$65,614,902

Oil and Gas — 1.6%
Ameriforge Group, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		21,607	$21,622,738
Apergy Corporation
Term Loan, 5.16%, (USD LIBOR + 2.50%), Maturing May 9, 2025(5)		868	850,764
Centurion Pipeline Company, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,225	3,192,750
CITGO Petroleum Corporation
Revolving Loan, 0.51%, Maturing July 23, 2019(3)		12,500	12,381,250
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,559	15,397,293
Delek US Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		5,290	5,131,348

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fieldwood Energy, LLC
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	23,006	$21,395,211
Term Loan - Second Lien, 9.75%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023	2,952	2,577,953
McDermott Technology Americas, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	14,193	13,660,522
MEG Energy Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	9,616	9,567,803
PSC Industrial Holdings Corp.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	8,034	7,853,625
Sheridan Investment Partners II L.P.
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	935	797,135
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,507	2,137,404
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	18,024	15,365,159
Sheridan Production Partners I, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,416	1,210,288
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,317	1,981,462
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	17,489	14,953,499
Ultra Resources, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 12, 2024	15,825	14,202,938

		$164,279,142

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	13,886	$13,625,214
Getty Images, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	43,979	43,813,904
Harland Clarke Holdings Corp.
Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	11,724	10,933,000
LSC Communications, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	9,264	9,263,700
Multi Color Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022	3,383	3,281,778
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	9,584	9,392,715
ProQuest, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	14,088	14,030,918
Tweddle Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	2,720	2,531,555

		$106,872,784

Radio and Television — 2.2%
ALM Media Holdings, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,238	$7,496,474
AP NMT Acquisition B.V.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,733	3,659,330
CBS Radio, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	14,803	14,396,197
Cumulus Media New Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	41,445	40,130,275

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
E.W. Scripps Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	4,123	$4,050,663
Entravision Communications Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	9,973	9,599,133
Gray Television, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	5,810	5,726,492
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	9,075	8,950,219
Hubbard Radio, LLC
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	12,023	11,872,333
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing July 30, 2019(6)	5,384	3,630,696
Term Loan, 0.00%, Maturing January 30, 2020(6)	33,740	22,718,101
Mission Broadcasting, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,330	4,197,182
NEP/NCP Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 20, 2025	3,750	3,706,249
Nexstar Broadcasting, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	25,045	24,278,029
Sinclair Television Group, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,186	14,079,109
Univision Communications, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	46,115	43,145,939

		$221,636,421

Retailers (Except Food and Drug) — 2.2%
Ascena Retail Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	14,167	$13,069,489
Bass Pro Group, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,541	12,428,379
BJ’s Wholesale Club, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	13,449	13,346,696
CDW, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	20,877	20,806,702
Coinamatic Canada, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	269	260,862
David’s Bridal, Inc.
Term Loan, 10.29%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	3,249	3,281,030
Term Loan, 10.79%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2026	11,754	10,225,916
Evergreen Acqco 1 L.P.
Term Loan, 6.53%, (USD LIBOR + 3.75%), Maturing July 9, 2019(5)	23,854	22,691,096
Global Appliance, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	8,188	8,115,918
Go Wireless, Inc.
Term Loan, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,658	2,561,950
Harbor Freight Tools USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,841	5,674,065
Hoya Midco, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	13,982	13,597,141

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
J. Crew Group, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 3.00%), Maturing March 5, 2021(4)	25,976	$17,429,774
LSF9 Atlantis Holdings, LLC
Term Loan, 8.51%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,200	11,254,212
Party City Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	5,535	5,504,279
PetSmart, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	43,741	36,781,580
PFS Holding Corporation
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	9,954	5,474,494
Pier 1 Imports (U.S.), Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,431	5,894,141
Radio Systems Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	4,679	4,591,023
Staples, Inc.
Term Loan, 6.54%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,757	6,680,736

		$219,669,483

Steel — 0.9%
Atkore International, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	18,991	$18,555,710
GrafTech Finance, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	29,164	28,689,273
Neenah Foundry Company
Term Loan, 9.13%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	8,220	8,137,802
Phoenix Services International, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,751	9,665,989
Zekelman Industries, Inc.
Term Loan, 4.86%, (2 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	29,595	29,101,722

		$94,150,496

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	11,378	$11,235,708
Avis Budget Car Rental, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	5,702	5,647,591
Hertz Corporation (The)
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	10,347	10,091,431
Kenan Advantage Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,816	1,793,475
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	6,552	6,469,670
PODS, LLC
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	4,868	4,768,799
Stena International S.a.r.l.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	16,893	16,534,149
XPO Logistics, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	4,275	4,216,886

		$60,757,709

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Telecommunications — 4.7%
CenturyLink, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		73,601	$70,503,509
Ciena Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025		13,142	13,100,994
Colorado Buyer, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		16,530	15,799,785
Digicel International Finance Limited
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		14,612	13,442,854
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	31,950	36,391,677
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	18,416,480
Global Eagle Entertainment, Inc.
Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		18,928	19,117,281
Intelsat Jackson Holdings S.A.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		30,250	30,077,152
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,794	20,049,735
IPC Corp.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	9,620,230
Level 3 Financing, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		35,850	35,280,236
Onvoy, LLC
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,797	11,421,378
Plantronics, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		15,572	15,169,846
SBA Senior Finance II, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		32,987	32,436,042
Sprint Communications, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		61,625	60,313,496
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		6,675	6,583,219
Syniverse Holdings, Inc.
Term Loan, 7.51%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,315	10,310,338
Telesat Canada
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		49,656	48,873,892
Zayo Group, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		4,000	3,974,644

			$470,882,788

Utilities — 1.8%
Brookfield WEC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		28,625	$28,535,547
Calpine Construction Finance Company L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,642	2,594,117
Calpine Corporation
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023		2,998	2,950,201
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		34,662	34,127,663
Dayton Power & Light Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		5,439	5,432,201

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Granite Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		1,707	$1,706,542
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		37,411	37,403,172
Lightstone Holdco, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,132	1,092,865
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		20,533	19,823,204
Longview Power, LLC
Term Loan, 8.75%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,522	3,125,997
Talen Energy Supply, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		6,149	6,091,616
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		11,142	11,054,647
USIC Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		9,196	8,902,941
Vistra Energy Corp.
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		12,612	12,400,380
Vistra Operations Company, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing December 14, 2023		2,487	2,456,218

			$177,697,311

Total Senior Floating-Rate Loans (identified cost $9,315,926,360)			$8,970,688,230

Corporate Bonds & Notes — 2.3%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.0%(8)
TransDigm, Inc.
6.25%, 3/15/26(9)(10)		4,275	$4,349,812

			$4,349,812

Automotive — 0.1%
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(11)	EUR	6,000	$6,927,689

			$6,927,689

Cable and Satellite Television — 0.0%(8)
Virgin Media Secured Finance PLC
5.25%, 1/15/26(9)		3,635	$3,594,106

			$3,594,106

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$13,281,969
PQ Corp.
6.75%, 11/15/22(9)		4,000	4,202,000

			$17,483,969

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		14,537	$14,610,026
6.287%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(11)		9,925	9,974,625

			$24,584,651

Drugs — 0.5%
Bausch Health Companies, Inc.
6.50%, 3/15/22(9)		11,092	$11,494,085
7.00%, 3/15/24(9)		14,419	15,166,986
5.50%, 11/1/25(9)		19,675	19,696,839

			$46,357,910

Entertainment — 0.1%
Vue International Bidco PLC
4.942%, (3 mo. EURIBOR + 5.25%), 7/15/20(9)(11)	EUR	8,625	$9,864,767

			$9,864,767

Food Products — 0.0%(8)
Iceland Bondco PLC
5.178%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(11)	GBP	1,428	$1,871,190

			$1,871,190

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		12,550	$9,475,250

			$9,475,250

Health Care — 0.5%
Avantor, Inc.
6.00%, 10/1/24(9)		13,105	$13,428,825
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	7,246,875
6.25%, 3/31/23		16,650	15,963,187
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		10,550	11,212,540
Tenet Healthcare Corp.
6.00%, 10/1/20		2,500	2,591,375
4.375%, 10/1/21		4,700	4,717,625

			$55,160,427

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		5,250	$5,315,625

			$5,315,625

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,385,000

			$11,385,000

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		8,994	$6,070,950
Univision Communications, Inc.
5.125%, 2/15/25(9)		5,500	5,025,625

			$11,096,575

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(11)	EUR	6,675	$6,851,733

			$6,851,733

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,033,750
5.875%, 1/15/24(9)		5,000	5,012,500
5.25%, 6/1/26(9)		10,925	10,419,719

			$18,465,969

Total Corporate Bonds & Notes (identified cost $243,451,376)			$232,784,673

Asset-Backed Securities — 2.6%

Security	Principal Amount (000’s omitted)		Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.861%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(11)		$2,500	$2,416,593
Series 2018-1A, Class E, 8.761%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(11)		3,000	2,866,887
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.798%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(11)		3,525	3,414,837
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 9.237%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(11)		5,000	4,940,665
Apidos CLO XX
Series 2015-20A, Class DR, 8.479%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(11)		2,375	2,289,825
Ares XL CLO, Ltd.
Series 2016-40A, Class CR, 6.187%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(11)		2,500	2,505,025
Series 2016-40A, Class DR, 9.137%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(11)		3,500	3,456,211
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 5.761%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(11)		2,500	2,449,685
Series 2018-49A, Class E, 8.461%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(11)		3,500	3,329,973
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 5.516%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(11)		5,000	4,815,345
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.487%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(11)		4,000	3,757,660
Babson CLO, Ltd.
Series 2015-IA, Class DR, 5.361%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(11)		2,500	2,393,895
Series 2016-1A, Class DR, 5.822%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(11)		1,250	1,229,556
Series 2016-1A, Class ER, 8.772%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(11)		3,500	3,387,842
Series 2018-1A, Class C, 5.387%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(11)		3,500	3,333,032

Security	Principal Amount (000’s omitted)	Value
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.472%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(11)	$5,000	$4,796,705
Series 2018-1A, Class E, 8.122%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(11)	3,000	2,790,216
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class C, 5.691%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(11)	5,000	4,809,005
Series 2018-5BA, Class D, 8.711%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(11)	3,500	3,345,958
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 8.361%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(11)	5,401	5,048,423
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class D, 5.361%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(11)	1,500	1,408,295
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class D, 6.513%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(11)	2,000	1,967,026
Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(11)	2,250	2,227,574
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.651%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(11)	2,500	2,383,678
Series 2018-1A, Class D, 8.401%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(11)	4,450	4,170,914
BlueMountain CLO, Ltd.
Series 2016-3A, Class DR, 5.716%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(11)	1,500	1,479,551
Series 2016-3A, Class ER, 8.566%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(11)	1,500	1,449,902
Series 2018-1A, Class D, 5.801%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(11)	2,500	2,388,553
Series 2018-1A, Class E, 8.701%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(11)	2,000	1,910,044
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.487%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(11)	4,875	4,519,179
Series 2016-1A, Class ER, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(11)	4,000	3,700,980
Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(11)	4,500	4,197,892
Series 2017-1A, Class E, 9.037%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(11)	3,250	3,110,367
Series 2018-1A, Class D, 5.687%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(11)	3,000	2,878,500
Series 2018-1A, Class E, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(11)	2,750	2,542,116
Carlyle CLO, Ltd.
Series C17A, Class CR, 5.551%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(11)	5,000	4,847,415
Series C17A, Class DR, 8.751%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(11)	3,500	3,389,767
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class CR2, 6.297%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(11)	2,500	2,484,737
Series 2012-3A, Class DR2, 9.297%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(11)	1,500	1,465,373
Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(11)	1,000	975,778
Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(11)	2,150	2,001,837
Series 2014-4RA, Class C, 5.687%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(11)	2,000	1,944,322
Series 2014-4RA, Class D, 8.437%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(11)	3,500	3,296,979
Dryden CLO, Ltd.
Series 2018-55A, Class D, 5.637%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(11)	1,500	1,454,508
Series 2018-55A, Class E, 8.187%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(11)	2,000	1,865,940
Dryden Senior Loan Fund
Series 2015-40A, Class DR, 5.716%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(11)	3,000	2,961,237
Series 2015-41A, Class DR, 5.387%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(11)	5,000	4,762,890
Series 2015-41A, Class ER, 8.087%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(11)	1,268	1,174,547
Series 2016-42A, Class DR, 5.717%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(11)	2,500	2,437,145
Series 2016-42A, Class ER, 8.337%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(11)	3,500	3,295,964

Security	Principal Amount (000’s omitted)	Value
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 9.432%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(11)	$2,500	$2,421,890
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class D, 5.437%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(11)	2,500	2,415,600
Series 2018-25A, Class E, 8.287%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(11)	3,500	3,298,799
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.761%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(11)	2,500	2,347,578
Series 2018-37A, Class D, 6.061%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(11)	4,000	3,882,824
Series 2018-37A, Class E, 8.511%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(11)	4,750	4,396,704
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.861%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(11)	2,000	1,932,980
Series 2018-2A, Class E, 8.511%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(11)	3,000	2,773,113
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.871%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(11)	1,500	1,483,758
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 5.873%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(11)	2,500	2,412,398
Series 2016-22A, Class ER, 8.833%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(11)	3,000	2,874,087
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 8.361%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(11)	1,950	1,820,857
Series 2018-30A, Class D, 6.41%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(11)	2,500	2,475,825
Series 2018-30A, Class E, 9.51%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(11)	1,000	986,899
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 10.145%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(11)	900	900,016
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 5.973%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(11)	2,500	2,431,340
Series 2013-2A, Class DRR, 8.623%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(11)	3,000	2,853,024
Series 2018-1A, Class C, 5.28%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(11)	3,000	2,816,697
Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(11)	2,000	1,810,884
Series 2018-2A, Class D, 8.379%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(11)	2,000	1,879,764
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.887%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(11)	2,500	2,416,488
Series 2018-2A, Class D, 8.737%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(11)	5,000	4,776,505
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 5.971%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(11)	2,500	2,432,372
Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(11)	4,500	4,295,673
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.99%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(11)	3,875	3,823,276
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.661%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(11)	4,500	4,287,789
Series 2016-1A, Class DR, 8.661%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(11)	4,625	4,405,863
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, 5.961%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(11)	2,500	2,408,133
Series 2018-9A, Class D, 9.011%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(11)	3,500	3,335,741
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 5.688%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(11)	5,000	4,849,090
Series 2018-10A, Class D, 8.628%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(11)	5,000	4,743,630

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.
Series 2015-3A, Class CR, 5.911%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(11)	$2,500	$2,422,208
Series 2015-3A, Class DR, 8.961%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(11)	5,500	5,321,167
Series 2016-3A, Class CR, 6.03%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(11)	2,000	1,952,096
Series 2016-3A, Class DR, 8.86%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(11)	3,375	3,238,434
Series 2018-1A, Class C, 5.361%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(11)	5,000	4,696,830
Series 2018-2A, Class E, 8.037%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(11)	2,500	2,275,540
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.661%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(11)	2,000	1,945,094
Series 2015-1A, Class DR, 8.261%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(11)	2,500	2,345,635
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 9.061%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(11)	3,000	2,930,979

Total Asset-Backed Securities (identified cost $274,031,724)		$263,187,928

Common Stocks — 1.3%

Security	Shares	Value
Aerospace and Defense — 0.3%
IAP Global Services, LLC(4)(12)(13)(14)	950	$11,433,383
IAP Global Services, LLC(4)(12)(13)(14)	1,627	14,685,888

		$26,119,271

Automotive — 0.0%(8)
Dayco Products, LLC(12)(14)	88,506	$3,263,659

		$3,263,659

Electronics/Electrical — 0.0%(8)
Answers Corp.(4)(12)(14)	906,100	$1,766,895

		$1,766,895

Health Care — 0.0%(8)
New Millennium Holdco, Inc.(12)(14)	421,318	$71,624

		$71,624

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(4)(12)(14)	304,664	$0

		$0

Oil and Gas — 0.6%
AFG Holdings, Inc.(4)(12)(14)	498,342	$35,033,443
Fieldwood Energy, Inc.(12)(14)	51,241	1,947,158
Fieldwood Energy, Inc.(12)(14)	221,919	8,432,922
Paragon Offshore Finance Company, Class A(12)(14)	42,177	42,177
Paragon Offshore Finance Company, Class B(12)(14)	21,089	769,748
Samson Resources II, LLC, Class A(12)(14)	435,055	10,006,265
Southcross Holdings Group, LLC(4)(12)(14)	1,281	0
Southcross Holdings L.P., Class A(12)(14)	1,281	656,513

		$56,888,226

Security	Shares	Value
Publishing — 0.3%
ION Media Networks, Inc.(4)(12)(14)	28,605	$26,987,673
Tweddle Group, Inc.(4)(12)(14)	19,500	943,020

		$27,930,693

Radio and Television — 0.1%
Cumulus Media, Inc., Class A(12)(14)	551,505	$6,645,635
Cumulus Media, Inc., Class B(12)(14)	93,069	1,107,521

		$7,753,156

Retailers (Except Food and Drug) — 0.0%(8)
David’s Bridal, Inc(12)(14)	227,323	$1,761,753

		$1,761,753

Total Common Stocks (identified cost $56,577,767)		$125,555,277

Short-Term Investments — 4.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(15)	432,169,980	$432,169,980

Total Short-Term Investments (identified cost $432,112,907)		$432,169,980

Total Investments — 100.3% (identified cost $10,322,100,134)		$10,024,386,088

Less Unfunded Loan Commitments — (0.3)%		$(28,453,062)

Net Investments — 100.0% (identified cost $10,293,647,072)		$9,995,933,026

Other Assets, Less Liabilities — (0.0)%(8)		$(4,483,857)

Net Assets — 100.0%		$9,991,449,169

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(3)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)	Amount is less than 0.05%.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $426,174,969 or 4.3% of the Portfolio’s net assets.

(10)	When-issued security.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(12)	Non-income producing security.

(13)	Affiliated company.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $2,940,175.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	15,000,000	USD	17,233,878	Citibank, N.A.	2/28/19	$—	$(30,193)
USD	10,812,284	CAD	14,328,006	HSBC Bank USA, N.A.	2/28/19	—	(98,972)
USD	209,519,776	EUR	182,645,818	State Street Bank and Trust Company	2/28/19	41,035	—
EUR	1,500,000	USD	1,719,432	State Street Bank and Trust Company	3/29/19	5,374	—
EUR	15,000,000	USD	17,276,484	State Street Bank and Trust Company	3/29/19	—	(28,423)
EUR	32,000,000	USD	36,891,443	State Street Bank and Trust Company	3/29/19	—	(95,579)
USD	250,896,368	EUR	219,027,820	HSBC Bank USA, N.A.	3/29/19	—	(957,315)
USD	8,244,096	EUR	7,145,510	State Street Bank and Trust Company	3/29/19	27,684	—
USD	1,541,817	EUR	1,343,613	State Street Bank and Trust Company	3/29/19	—	(3,165)
USD	159,933,210	EUR	138,855,621	Goldman Sachs International	4/30/19	—	(169,424)
USD	73,276,075	GBP	55,797,081	State Street Bank and Trust Company	4/30/19	—	(226,563)

						$74,093	$(1,609,634)

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $74,093 and $1,609,634, respectively.

Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At January 31, 2019, the value of the Portfolio’s investment in affiliated companies was $26,119,271, which represents 0.26% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the fiscal year to date ended January 31, 2019 were as follows:

Name of affiliated company	Shares, Beginning of Period	Gross Additions	Gross Reductions	Shares, End of Period	Value, End of Period	Dividend Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Common Stock*
IAP Global Services, LLC(1)(2)(3)	2,577	—	—	2,577	$26,119,271	$—	$—	$656,188

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,915,638,535	$26,596,633	$8,942,235,168
Corporate Bonds & Notes	—	232,784,673	—	232,784,673
Asset-Backed Securities	—	263,187,928	—	263,187,928
Common Stocks	6,645,635	28,059,340	90,850,302	125,555,277
Short-Term Investments	—	432,169,980	—	432,169,980
Total Investments	$6,645,635	$9,871,840,456	$117,446,935	$9,995,933,026
Forward Foreign Currency Exchange Contracts	$—	$74,093	$—	$74,093
Total	$6,645,635	$9,871,914,549	$117,446,935	$9,996,007,119

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,609,634)	$—	$(1,609,634)
Total	$—	$(1,609,634)	$—	$(1,609,634)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019